RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Summary of Compensation Paid or Payable to Key Management	Compensation paid or payable to key management
formed a part of general and administrative costs, and was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Remuneration to key management and executive directors	1,730	1,466	3,158	2,816
Non-executive directors’ fees	696	620	824	764
	2,426	2,086	3,982	3,580
The following transactions were incurred with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Remuneration expense	1,008	858	1,914	1,855
Share-based payments	1,418	1,228	2,068	1,725
	2,426	2,086	3,982	3,580

Summary of Awards Held by Related Parties
As at June 30, 2025 and December 31, 2024, the following share options, including Founders’ Awards, RSUs and restricted shares were held by related parties:

	As of June 30, 2025	As of December 31, 2024
Share options held by key management, executive directors and non-executive directors	4,700,108	4,671,768
RSUs held by key management and executive directors	365,356	222,113
Restricted shares held by non-executive directors	44,086	56,995